SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the VIEs were included in the Group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2019	2020
Current Assets:
Cash and cash equivalents	40,964	73,838
Restricted cash	12,631	57,638
Accounts receivable, net	60,173	143,210
Notes receivable, net	23,274	5,496
Inventories	389,195	298,020
Prepayments and other current assets	171,318	246,264
Total current assets	697,555	824,466
Property and equipment	15,599	10,168
Intangible assets, net	774	920
Long-term investments	140	140
Operating lease right-of-use assets	67,103	52,439
Other non-current assets	2,078	2,367
Total assets	783,249	890,500

Current Liabilities:
Short-term borrowings	(65,081)	—
Accounts payable	(394,242)	(667,032)
Accrued expenses and other current liabilities	(149,111)	(58,975)
Total current liabilities	(608,434)	(726,007)
Long-term operating lease liabilities	(47,750)	(33,843)
Total liabilities	(656,184)	(759,850)

	Year Ended December 31,
	2018	2019	2020
Net revenues	1,785,757	3,302,818	4,523,586
Total cost and expenses	(1,809,656)	(3,383,187)	(4,565,505)
Net loss	(23,899)	(80,369)	(41,919)

	Year Ended December 31,
	2018	2019	2020
Net cash used in operating activities	(112,425)	(263,750)	(194,149)
Net cash used in investing activities	(7,308)	(4,684)	(4,180)
Net cash provided by (used in) financing activities	—	87,892	(64,963)

Schedule of allowance for doubtful accounts

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(g)   Accounts receivable, net (Continued)

For periods prior to the adoption of ASC 326, the accounts receivable balance reflects invoiced revenue and is presented net of an allowance for doubtful accounts. The Group established an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Total allowance for
credit losses
Balance at December 31, 2018	—
Provision for doubtful accounts	—
Write-Offs	—

Balance at December 31, 2019	—
Credit loss expense	429
Write-Offs	—

Balance at December 31, 2020	429

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-10 years

Schedule of concentration of customers and suppliers

Concentration of customers

There were no customers individually representing 10% or more of revenues for the years ended December 31, 2018, 2019 and 2020.

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
Accounts receivable:
A	18.8%	*

* Less than 10%.

Concentration of suppliers

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2018, 2019 and 2020:

	Year Ended December 31,
	2018	2019	2020
Product purchases:
A	13.9%	*	*
B	12.7%	*	*

* Less than 10%.

Schedule of assets and liabilities measured at fair value on a recurring basis

Fair Value Measurements at Reporting Date Using
		Quoted Prices		Significant
	Fair Value	in Active Markets	Significant Other	Unobservable
	as of	for Identical	Observable	Inputs
	December 31, 2020	Assets (Level 1)	Inputs (Level 2)	(Level 3)

Wealth management products	300,167	—	300,167	—

Schedule of product revenues and segment profit/(loss) generated by its segments

	Year Ended December 31,
	2018	2019	2020
B2C segment
Product revenues	709,585	636,430	666,223
Service revenues	13,512	17,818	25,043
Cost of products sold*	(628,590)	(535,577)	(551,998)
Segment profit for B2C Business	94,507	118,671	139,268

B2B segment
Product revenues	1,061,559	3,293,268	7,490,449
Service revenues	1,314	4,537	21,442
Cost of products sold*	(1,053,110)	(3,251,293)	(7,285,327)
Segment profit for B2B Business	9,763	46,512	226,564

Total segment profit	104,270	165,183	365,832

* For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

Schedule of reconciliation of the reportable segments' measures of profit or loss to the Group's consolidated loss before income taxes

	Year Ended December 31,
	2018	2019	2020

Total profit for reportable segments	104,270	165,183	365,832
Unallocated amounts:
Fulfillment expenses	(73,930)	(128,996)	(226,930)
Selling and marketing expenses	(260,040)	(340,562)	(399,610)
General and administrative expenses	(98,759)	(123,501)	(128,226)
Technology expenses	(71,248)	(61,902)	(92,080)
Other operating income (expenses), net	(668)	(3,735)	7,703
Interest income	4,352	4,802	6,312
Interest expense	—	(3,622)	(8,817)
Foreign exchange gain (loss)	2,459	(10,328)	5,547
Other income, net	11,531	834	3,161
Loss before income tax	(382,033)	(501,827)	(467,108)

Schedule of revenues from different product groups and services

	Year Ended December 31,
	2018	2019	2020
Product Revenues	1,771,144	3,929,698	8,156,672
Drugs	1,490,834	3,595,419	7,398,433
Nutritional supplements	190,425	245,644	559,239
Contact lenses.	47,295	18,110	3,420
Medical supplies and devices	26,563	50,178	149,051
Other products.	16,027	20,347	46,529
Service Revenues	14,826	22,355	46,485
MP Service	12,490	17,239	30,533
Other Services	2,336	5,116	15,952
Total	1,785,970	3,952,053	8,203,157